Subsidiaries - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Jul. 31, 2020	Jul. 01, 2020 TWD ($)
Disclosure of subsidiaries [Line Items]
Revenue	$ 210,478	$ 7,588	$ 207,609	$ 207,520
Net income	$ 37,047	$ 1,336	34,704	$ 33,921
IISI and its Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Fair value of trade notes and accounts receivable acquired						$ 165
Gross contractual amount						167
Best estimates of contractual cash flows not expected to be collected as of acquisition date						$ 2
Revenue			208,605
Net income			$ 34,747
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	51.00%	51.00%	51.00%		51.54%
Percentage of additional ownership interest obtained						20.38%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	58.89%	58.89%	59.08%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	77.46%	77.46%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | IISI Plan [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	51.02%	51.02%	51.20%